16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Net investment in direct financing and sales-type leases	$ 461,385	$ 390,099
Other financing receivables	9,147	0
Accounts receivable	26,955	27,931
Total	497,487	418,030
Undue
Net investment in direct financing and sales-type leases	461,385	390,099
Other financing receivables	9,147	0
Accounts receivable	7	2,988
Total	470,539	393,087
Past due
Net investment in direct financing and sales-type leases	0	0
Other financing receivables	0	0
Accounts receivable	26,948	24,943
Total	$ 26,948	$ 24,943